Provision for Income Taxes (Details) - HKD ($)		6 Months Ended
	Mar. 21, 2018	Dec. 31, 2025
Provision for Income Taxes [Line Items]
Singapore corporate income tax at a rate		17.00%
Profits tax	$ 2,000,000	$ 2,000,000
Assessable profits tax	8.25%
Profit taxed	$ 2
Taxed percent	16.50%
Effective Income Tax Rate Reconciliation, Tax Credit, Other, Percent	16.50%
Hong Kong [Member]
Provision for Income Taxes [Line Items]
Assessable profits tax		16.50%
Taxed percent		8.25%
Effective Income Tax Rate Reconciliation, Tax Credit, Other, Percent		8.25%